Share-Based Compensation - Summary of RSUs and DSUs Outstanding (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares
RSUs and DSUs
RSUs and DSUs outstanding (in shares)	2,150,000	0
Issued (in shares)	742,527	2,277,128
Vested and exercised (in shares)	(742,188)	(127,128)
Forfeited (in shares)	(120,002)
RSUs and DSUs outstanding (in shares)	2,030,337	2,150,000
Weighted Average Issue Price
RSUs and DSUs outstanding (in CAD per share) | $	$ 3.29	$ 0.00
Issued (in CAD per share) | $	8.02	3.26
Vested and exercised (in CAD per share) | $	3.34	6.75
Forfeited (in CAD per share) | $	4.17
RSUs and DSUs outstanding (in CAD per share) | $	$ 4.94	$ 3.29
RSUs
RSUs and DSUs
RSUs and DSUs outstanding (in shares)	2,150,000
RSUs and DSUs outstanding (in shares)	2,001,337	2,150,000
DSUs
RSUs and DSUs
RSUs and DSUs outstanding (in shares)	0
RSUs and DSUs outstanding (in shares)	29,000	0